Supplement dated December 9, 1996
  to the Prospectus and Statement of Additional Information
                   dated June 15, 1996 of
                         PIMCO Funds

Changes to the PIMCO Moderate Duration Fund

Administrative Fee

The Administrative Fee of the PIMCO Moderate Duration Fund
(the "Fund") has been reduced from 0.25% to 0.20% of the Fund's average daily net assets. As such, the Prospectus and Statement of Additional Information ("SAI") are revised as follows.

1)On page 6 of the Prospectus, under "Expense
  Information - Annual Fund Operating Expenses," the table showing Institutional Class share expenses of the Fund should read 0.20% under the column
  "Administrative Fee," and 0.45% under the column
  "Total Expenses."  The table showing Administrative
  Class share expenses of the Fund should read 0.20%
  under the column "Administrative Fee," and 0.70% under the column "Total Expenses."

2)On page 7 of the Prospectus, under "Expense
  Information - Example of Fund Expenses," the table
  showing the example of Institutional Class share
  expenses of the Fund should read as follows:  1
  year:  $5; 3 years:  $14; 5 years:  $25; 10 years:
  $57.  The table showing the example of
  Administrative Class share expenses of the Fund should read as follows: 1 year: $7; 3 years: $22;
  5 years:  $39; 10 years:  $87.

3)On page 34 of the Prospectus, under "Management of the Trust - Advisory and Administrative Fees," and on page 32 of the SAI under "Management of the Trust
  - Fund Administrator" the table showing
  Administrative Fees should indicate that the Fund's
  Administrative Fee rate is 0.20%.

Duration

In addition, the average portfolio duration of the Fund has been changed from a two- to four-year time frame to a two- to five-year frame. As such, the Prospectus is revised as follows.

1)On page 3 of the Prospectus, under "Prospectus
  Summary - Comparison of PIMCO Funds," the Duration column for the Fund should read "2-5 years."

2)On page 14 of the Prospectus, under "Investment
  Objective and Policies - Fixed Income Funds," the second sentence of the paragraph titled "PIMCO
  Moderate Duration Fund" should read: "[t]he average portfolio duration of this Fund will normally vary within a two- to five-year time frame based on the Adviser's forecast for interest rates."